Revenue - Summary of Incremental Costs of Obtaining Contracts (Detail) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Revenue [abstract]
Incremental costs of obtaining contracts, Current	$ 339		$ 339
Incremental costs of obtaining contracts, Noncurrent	$ 1,109	$ 35	$ 1,222